                                                                     Rule 497(e)
                                                            File Nos. 333-119693
                                                                   and 811-21653

                        SUPPLEMENT DATED AUGUST 26, 2005
                                       TO
                          PROSPECTUS DATED MAY 1, 2005
                                       FOR
                   DOMINI SOCIAL EQUITY PORTFOLIO(SM) CLASS A

INVESTMENT STRUCTURE

The Domini Social Equity Portfolio (the "Fund") pursues its investment objective by investing all its assets in the Domini Social Index Portfolio (the
"Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. Effective August 1, 2005, the Portfolio
changed its name to the Domini Social Index Trust. All references to the
Portfolio are hereby changed to the Domini Social Index Trust.

MARKET TIMING AND REDEMPTION FEE

The Fund currently deducts a redemption fee of 2% from any redemption or exchange proceeds if a shareholder sells or exchanges shares after holding them for less than 90 days, subject to certain exceptions. Effective October 15,
2005, the Fund will only impose the redemption fee with respect to sales and exchanges of shares held less than 60 days. In addition, the redemption fee is no longer imposed on: (i) redemptions or exchanges of $5,000 or less; or (ii)
shares redeemed as a result of any changes in account registration.

                                                                     Rule 497(e)
                                                            File Nos. 333-119693
                                                                   and 811-21653

                        SUPPLEMENT DATED AUGUST 26, 2005
                                       TO
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2005
                                       FOR
                   DOMINI SOCIAL EQUITY PORTFOLIO(SM) CLASS A

INFORMATION CONCERNING FUND STRUCTURE

The Domini Social Equity Portfolio (the "Fund") seeks to achieve its investment objective by investing all its assets in the Domini Social Index Portfolio (the
"Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. Effective August 1, 2005, the Portfolio
changed its name to the Domini Social Index Trust. All references to the
Portfolio are hereby changed to Domini Social Index Trust.

PURCHASE AND SALE INFORMATION

The Fund currently deducts a redemption fee of 2% from any redemption or exchange proceeds if a shareholder sells or exchanges shares after holding them for less than 90 days, subject to certain exceptions. Effective October 15,
2005, the Fund will only impose the redemption fee with respect to sales and exchanges of shares held less than 60 days. In addition, the redemption fee is no longer imposed on: (i) redemptions or exchanges of $5,000 or less; or (ii)
shares redeemed as a result of any changes in account registration.